Retirement Plans	12 Months Ended
Sep. 25, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
The net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans for 2015, 2014 and 2013 is as follows ($ in millions):

	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$7	$8	$6	$9	$9	$8
Interest cost	36	38	33	50	57	50
Expected return on plan assets	(56)	(51)	(48)	(74)	(76)	(67)
Amortization of net actuarial loss	9	9	14	13	13	11
Plan settlements, curtailments and special termination benefits	—	—	—	—	1	—
Net periodic (benefit) cost	$(4)	$4	$5	$(2)	$4	$2
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.3%	4.9%	3.6%	3.7%	4.2%	4.2%
Expected return on plan assets	8.0%	8.0%	8.0%	6.6%	6.7%	6.8%
Rate of compensation increase	N/A	N/A	N/A	2.9%	2.8%	2.8%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The accumulated and aggregate benefit obligation and fair value of plan assets with accumulated benefit obligations in excess of plan assets as of September 25, 2015 and September 26, 2014 were as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	As of September 25, 2015	As of September 26, 2014	As of September 25, 2015	As of September 26, 2014
Accumulated benefit obligation	$877	$846	$1,370	$1,431
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$877	$846	$1,358	$1,429
Fair value of plan assets	669	720	1,121	1,200
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	$877	$846	$1,373	$1,449
Fair value of plan assets	669	720	1,123	1,202
The change in benefit obligations, plan assets and the amounts recognized within the Consolidated Balance Sheets for material U.S. and non-U.S. defined benefit plans as of September 25, 2015 and September 26, 2014 is as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Change in benefit obligations:
Benefit obligations as of beginning of year	$846	$792	$1,450	$1,327
Service cost	7	8	9	9
Interest cost	36	38	50	57
Employee contributions	—	—	2	2
Plan amendments	—	—	(3)	—
Actuarial loss	38	55	37	106
Acquisitions and mergers	—	—	3	2
Benefits and administrative expenses paid	(50)	(47)	(46)	(50)
Plan settlements, curtailments and special termination benefits	—	—	(13)	(10)
Currency translation	—	—	(105)	7
Benefit obligations as of end of year	$877	$846	$1,384	$1,450
Change in plan assets:
Fair value of plan assets as of beginning of year	$720	$652	$1,202	$1,119
Actual return on plan assets	(14)	90	49	98
Employer contributions	13	25	21	29
Employee contributions	—	—	2	2
Acquisitions and mergers	—	—	—	2
Benefits and administrative expenses paid	(50)	(47)	(46)	(50)
Plan settlements and special termination benefits	—	—	(10)	(10)
Currency translation	—	—	(82)	12
Fair value of plan assets as of end of year	$669	$720	$1,136	$1,202
Funded status	$(208)	$(126)	$(248)	$(248)
Net amount recognized	$(208)	$(126)	$(248)	$(248)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Amounts recognized in the Consolidated Balance Sheets consist of:
Non-current assets	$—	$—	$1	$—
Current liabilities	(3)	(3)	(5)	(6)
Non-current liabilities	(205)	(123)	(244)	(242)
Net amount recognized	$(208)	$(126)	$(248)	$(248)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset and prior service credit	$—	$—	$4	$2
Net actuarial loss	(378)	(278)	(502)	(491)
Total loss recognized	$(378)	$(278)	$(498)	$(489)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.4%	4.3%	3.6%	3.7%
Rate of compensation increase	N/A	N/A	2.8%	2.9%

Schedule of Allocation of Plan Assets Pension Plans [Table Text Block]
Pension plans have the following weighted-average asset allocations:

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Asset Category:
Equity securities	59%	62%	50%	51%
Debt securities	40%	36%	48%	49%
Cash and cash equivalents	1%	2%	2%	—
Total	100%	100%	100%	100%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's asset allocations by level within the fair value hierarchy as of September 25, 2015 and September 26, 2014 are presented in the table below for the Company's material defined benefit plans.

	As of
	September 25, 2015
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$186	$308	$494
Non-U.S. equity securities	147	322	469
Fixed income securities:
Government and government agency securities	49	356	405
Corporate debt securities	—	346	346
Mortgage and other asset-backed securities	—	62	62
Cash and cash equivalents	29	—	29
Total	$411	$1,394	$1,805

	As of
	September 26, 2014
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$207	$326	$533
Non-U.S. equity securities	165	363	528
Fixed income securities:
Government and government agency securities	45	325	370
Corporate debt securities	—	408	408
Mortgage and other asset-backed securities	—	69	69
Cash and cash equivalents	14	—	14
Total	$431	$1,491	$1,922

Schedule of Pension Plan Assets Valued Using Net Asset Value or its Equivalent [Table Text Block]
The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 25, 2015 and September 26, 2014 ($ in millions):

	As of
	September 25, 2015
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$304	Daily	1 day, 5 days
Non-U.S. equity securities	355	Daily, Semi-monthly	1 day, 2 days
Government and government agency securities	259	Daily	1 day, 2 days
Corporate and other debt securities	214	Daily	1 day, 2 days
	$1,132

	As of
	September 26, 2014
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$323	Daily	1 day, 5 days
Non-U.S. equity securities	403	Daily, Semi-monthly	1 day, 2 days
Government and government agency securities	159	Daily	1 day, 2 days
Corporate and other debt securities	136	Daily	1 day, 2 days
	$1,021

Schedule of Expected Benefit Payments [Table Text Block]
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

2016	$3
2017	3
2018	3
2019	3
2020	2
2021 - 2024	9
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

	U.S. Plans	Non-U.S. Plans
2016	$45	$44
2017	46	46
2018	47	47
2019	48	48
2020	49	49
2021 - 2024	262	269

Retirement Plans
Retirement Plans
The Company sponsors a number of pension plans. The Company measures its pension plans as of its fiscal year end. The following disclosures exclude the impact of plans which are immaterial individually and in the aggregate.
Defined Benefit Pension Plans—The Company has a number of noncontributory and contributory defined benefit retirement plans covering certain of its U.S. and non-U.S. employees, designed in accordance with conditions and practices in the countries concerned. Net periodic pension benefit cost is based on periodic actuarial valuations which use the projected unit credit method of calculation and is charged to the Consolidated Statements of Operations on a systematic basis over the expected average remaining service lives of current participants. Contribution amounts are determined based on local regulations and the advice of professionally qualified actuaries in the countries concerned. The benefits under the defined benefit plans are based on various factors, such as years of service and compensation.
The net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans for 2015, 2014 and 2013 is as follows ($ in millions):

	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$7	$8	$6	$9	$9	$8
Interest cost	36	38	33	50	57	50
Expected return on plan assets	(56)	(51)	(48)	(74)	(76)	(67)
Amortization of net actuarial loss	9	9	14	13	13	11
Plan settlements, curtailments and special termination benefits	—	—	—	—	1	—
Net periodic (benefit) cost	$(4)	$4	$5	$(2)	$4	$2
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.3%	4.9%	3.6%	3.7%	4.2%	4.2%
Expected return on plan assets	8.0%	8.0%	8.0%	6.6%	6.7%	6.8%
Rate of compensation increase	N/A	N/A	N/A	2.9%	2.8%	2.8%

The estimated net loss for material U.S. and non-U.S. pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is expected to be $13 million and $16 million, respectively. For inactive plans the Company amortizes its actuarial gains and losses over the average remaining life expectancy of the pension plan participants.
The change in benefit obligations, plan assets and the amounts recognized within the Consolidated Balance Sheets for material U.S. and non-U.S. defined benefit plans as of September 25, 2015 and September 26, 2014 is as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Change in benefit obligations:
Benefit obligations as of beginning of year	$846	$792	$1,450	$1,327
Service cost	7	8	9	9
Interest cost	36	38	50	57
Employee contributions	—	—	2	2
Plan amendments	—	—	(3)	—
Actuarial loss	38	55	37	106
Acquisitions and mergers	—	—	3	2
Benefits and administrative expenses paid	(50)	(47)	(46)	(50)
Plan settlements, curtailments and special termination benefits	—	—	(13)	(10)
Currency translation	—	—	(105)	7
Benefit obligations as of end of year	$877	$846	$1,384	$1,450
Change in plan assets:
Fair value of plan assets as of beginning of year	$720	$652	$1,202	$1,119
Actual return on plan assets	(14)	90	49	98
Employer contributions	13	25	21	29
Employee contributions	—	—	2	2
Acquisitions and mergers	—	—	—	2
Benefits and administrative expenses paid	(50)	(47)	(46)	(50)
Plan settlements and special termination benefits	—	—	(10)	(10)
Currency translation	—	—	(82)	12
Fair value of plan assets as of end of year	$669	$720	$1,136	$1,202
Funded status	$(208)	$(126)	$(248)	$(248)
Net amount recognized	$(208)	$(126)	$(248)	$(248)

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Amounts recognized in the Consolidated Balance Sheets consist of:
Non-current assets	$—	$—	$1	$—
Current liabilities	(3)	(3)	(5)	(6)
Non-current liabilities	(205)	(123)	(244)	(242)
Net amount recognized	$(208)	$(126)	$(248)	$(248)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset and prior service credit	$—	$—	$4	$2
Net actuarial loss	(378)	(278)	(502)	(491)
Total loss recognized	$(378)	$(278)	$(498)	$(489)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.4%	4.3%	3.6%	3.7%
Rate of compensation increase	N/A	N/A	2.8%	2.9%

The accumulated and aggregate benefit obligation and fair value of plan assets with accumulated benefit obligations in excess of plan assets as of September 25, 2015 and September 26, 2014 were as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	As of September 25, 2015	As of September 26, 2014	As of September 25, 2015	As of September 26, 2014
Accumulated benefit obligation	$877	$846	$1,370	$1,431
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$877	$846	$1,358	$1,429
Fair value of plan assets	669	720	1,121	1,200
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	$877	$846	$1,373	$1,449
Fair value of plan assets	669	720	1,123	1,202

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by asset class, historical performance of asset classes over long-term periods, asset class performance expectations as well as current and future economic conditions.
The Company's investment strategy for its pension plans is to manage the plans on a going-concern basis. Current investment policy is to maintain an adequate level of diversification while maximizing the return on assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants as well as providing adequate liquidity to meet immediate and future benefit payment requirements. In addition, local regulations and local financial considerations are factors in determining the appropriate investment strategy in each country. For U.S. pension plans, this policy targets a 60% allocation to equity securities and a 40% allocation to debt securities. Various asset allocation strategies are in place for non-U.S. pension plans, with a weighted-average target allocation of 51% to equity securities, 44% to debt securities and 5% to other asset classes.
Pension plans have the following weighted-average asset allocations:

	U.S. Plans		Non-U.S. Plans
	2015	2014	2015	2014
Asset Category:
Equity securities	59%	62%	50%	51%
Debt securities	40%	36%	48%	49%
Cash and cash equivalents	1%	2%	2%	—
Total	100%	100%	100%	100%

Although the Company does not buy or sell any of its own securities as a direct investment for its pension funds, due to external investment management in certain commingled funds, the plans may indirectly hold Tyco securities. The aggregate amount of the securities would not be considered material relative to the total fund assets.
The Company evaluates its defined benefit plans' asset portfolios for the existence of significant concentrations of risk. Types of investment concentration risks that are evaluated include, but are not limited to, concentrations in a single entity, industry, foreign country and individual fund manager. As of September 25, 2015, there were no significant concentrations of risk in the Company's defined benefit plan assets.
The Company's plan assets are accounted for at fair value and are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value of assets and their placement within the fair value hierarchy levels. The Company's asset allocations by level within the fair value hierarchy as of September 25, 2015 and September 26, 2014 are presented in the table below for the Company's material defined benefit plans.

	As of
	September 25, 2015
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$186	$308	$494
Non-U.S. equity securities	147	322	469
Fixed income securities:
Government and government agency securities	49	356	405
Corporate debt securities	—	346	346
Mortgage and other asset-backed securities	—	62	62
Cash and cash equivalents	29	—	29
Total	$411	$1,394	$1,805

	As of
	September 26, 2014
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$207	$326	$533
Non-U.S. equity securities	165	363	528
Fixed income securities:
Government and government agency securities	45	325	370
Corporate debt securities	—	408	408
Mortgage and other asset-backed securities	—	69	69
Cash and cash equivalents	14	—	14
Total	$431	$1,491	$1,922

Equity securities consist primarily of publicly traded U.S. and non-U.S. equities. Publicly traded securities are valued at the last trade or closing price reported in the active market in which the individual securities are traded. Certain equity securities are held within commingled funds which are valued at the unitized net asset value ("NAV") or percentage of the net asset value as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.
Fixed income securities consist primarily of government and government agency securities, corporate debt securities, and mortgage and other asset-backed securities. When available, fixed income securities are valued at the closing price reported in the active market in which the individual security is traded. Government and government agency securities and corporate debt securities are valued using the most recent bid prices or occasionally the mean of the latest bid and ask prices when markets are less liquid. Asset-backed securities including mortgage backed securities are valued using broker/dealer quotes when available. When quotes are not available, fair value is determined utilizing a discounted cash flow approach, which incorporates other observable inputs such as cash flows, underlying security structure and market information including interest rates and bid evaluations of comparable securities. Certain fixed income securities are held within commingled funds which are valued unitizing NAV determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.
Cash and cash equivalents consist primarily of short-term commercial paper, bonds and other cash or cash-like instruments including settlement proceeds due from brokers, stated at cost, which approximates fair value.
The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 25, 2015 and September 26, 2014 ($ in millions):

	As of
	September 25, 2015
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$304	Daily	1 day, 5 days
Non-U.S. equity securities	355	Daily, Semi-monthly	1 day, 2 days
Government and government agency securities	259	Daily	1 day, 2 days
Corporate and other debt securities	214	Daily	1 day, 2 days
	$1,132

	As of
	September 26, 2014
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$323	Daily	1 day, 5 days
Non-U.S. equity securities	403	Daily, Semi-monthly	1 day, 2 days
Government and government agency securities	159	Daily	1 day, 2 days
Corporate and other debt securities	136	Daily	1 day, 2 days
	$1,021

The strategy of the Company's investment managers with regard to the investments valued using NAV or its equivalent is to either match or exceed relevant benchmarks associated with the respective asset category. None of the investments valued using NAV or its equivalent contain any redemption restrictions or unfunded commitments.
During 2015, the Company contributed $13 million to its U.S. and $21 million to its non-U.S. pension plans, which represented the Company's minimum required contributions to its pension plans for fiscal year 2015. The Company did not make any voluntary contributions to its U.S. and non-U.S. plans during 2015.
The Company's funding policy is to make contributions in accordance with the laws and customs of the various countries in which it operates as well as to make voluntary contributions from time-to-time. The Company anticipates that it will contribute at least the minimum required to its pension plans in 2016 of $3 million for the U.S. plans and $26 million for non-U.S. plans.
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

	U.S. Plans	Non-U.S. Plans
2016	$45	$44
2017	46	46
2018	47	47
2019	48	48
2020	49	49
2021 - 2024	262	269

The Company also participates in a number of multi-employer defined benefit plans on behalf of certain employees. Pension expense related to multi-employer plans was not material for 2015, 2014 and 2013.
Executive Retirement Arrangements—Messrs. Kozlowski and Swartz participated in individual Executive Retirement Arrangements maintained by Tyco (the "ERA"). Under the ERA, Messrs. Kozlowski and Swartz would have fixed lifetime benefits commencing at their normal retirement age of 65. Due to the legal settlements as described in Note 12, the Company reversed the liabilities to Messrs. Kozlowski and Swartz in fiscal years 2014 and 2012, respectively.
Defined Contribution Retirement Plans—The Company maintains several defined contribution retirement plans, which include 401(k) matching programs, as well as qualified and nonqualified profit sharing and share bonus retirement plans. Expense for the defined contribution plans is computed as a percentage of participants' compensation and was $61 million, $65 million and $63 million for 2015, 2014 and 2013, respectively.
Deferred Compensation Plans—The Company has nonqualified deferred compensation plans, which permit eligible employees to defer a portion of their compensation. A record keeping account is set up for each participant and the participant chooses from a variety of measurement funds for the deemed investment of their accounts. The measurement funds correspond to a number of funds in the Company's 401(k) plans and the account balance fluctuates with the investment returns on those funds. Deferred compensation liabilities were $85 million and $95 million as of September 25, 2015 and September 26, 2014, respectively. Deferred compensation expense was not material for 2015, 2014 and 2013.
Postretirement Benefit Plans—The Company generally does not provide postretirement benefits other than pensions for its employees. However, certain acquired operations provide these benefits to employees who were eligible at the date of acquisition, and a small number of U.S. and Canadian operations provide ongoing eligibility for such benefits.
Net periodic postretirement benefit cost was not material for 2015, 2014 and 2013. The Company's Consolidated Balance Sheets include unfunded postretirement benefit obligations of $26 million and $32 million as of September 25, 2015 and September 26, 2014, respectively within other liabilities. The Company's Consolidated Balance Sheets include nil of postretirement benefit assets as of both September 25, 2015 and September 26, 2014. In addition, the Company recorded a net actuarial gain of $8 million and $6 million in Accumulated other comprehensive loss within the Consolidated Statement of Shareholders' Equity as of September 25, 2015 and September 26, 2014, respectively.
The Company expects to make contributions to its postretirement benefit plans of $3 million in 2016.
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

2016	$3
2017	3
2018	3
2019	3
2020	2
2021 - 2024	9